Note 18 - Derivative Instruments (Details Textual)	12 Months Ended
	Oct. 31, 2025 CAD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)
Statement Line Items [Line Items]
Financial assets	$ 5,066,378,000
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(160,300)	$ 0
Subordinated notes payable, maturing May 2031 [member]
Statement Line Items [Line Items]
Notional amount	75,000,000	75,000,000
Subordinated liabilities	75,000,000
Interest rate swap contract [member]
Statement Line Items [Line Items]
Notional amount	20,200,000	22,000,000
Financial assets qualified for hedge accounting	20,200,000	22,000,000
Hedged item, assets	20,900,000	22,400,000
Reserve of cash flow hedges	1,900,000	1,100,000
Interest rate swap contract [member] | Other assets [member]
Statement Line Items [Line Items]
Financial assets	340,000	19,000
Currency swap contract [member]
Statement Line Items [Line Items]
Notional amount	138,600,000			$ 66,000,000
Financial assets qualified for hedge accounting	42,700,000
Financial assets	61,400	1,000
Hedged item, assets	181,300,000		$ 181,300,000
Gain loss on hedge effectiveness recognised in other comprehensive income	(4,222,963)	(13,000)
Forward contract [member]
Statement Line Items [Line Items]
Notional amount			12,100,000
Financial assets			5,400
Forward contract [member] | VersaFinance US Corp [member]
Statement Line Items [Line Items]
Notional amount		0	14,000,000
Hedged item, assets			$ 14,000,000
Financial liabilities	$ 1,500	$ 0